Shareholder Report, Holdings (Details) - C000228810 [Member]	Jun. 30, 2026
Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.80%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%